Schedule of Useful Lives (Details)	Mar. 31, 2026	Dec. 31, 2025
Building [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimate useful lives	15 years	15 years
Building [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimate useful lives	20 years	20 years
Office Furniture and Software [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimate useful lives	3 years	3 years
Office Furniture and Software [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimate useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimate useful lives	10 years	10 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimate useful lives	8 years	8 years
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimate useful lives	Estimate useful lives
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimate useful lives	Estimate useful lives